Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining projected benefit obligation				3.00%		3.10%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31		4.30%		4.40%		4.60%		4.30%
Long-term rate of return on plan assets				7.75%		7.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation		3.00%		3.00%		3.10%		3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.10%		3.00%		3.00%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		4.90%		4.90%		4.60%		5.00%
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		3.50%	5.00%	3.70%	[1]	3.30%	[1]	4.60%	[1]
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31		4.20%		4.30%		4.50%		4.20%
Long-term rate of return on plan assets				5.75%		5.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation		3.00%		3.00%		3.10%		3.00%
Composite rate of compensation increase for determining net pension cost (benefit)				3.10%		3.00%		3.00%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost				5.00%		4.60%		5.00%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]			3.60%		3.30%		5.00%

[1]
Weighted-average discount rate of 5.00% in effect for pension costs from January 1, 2014 through September 30, 2014. Discount rates in effect of 4.90% for service cost and 3.50% for interest cost from October 1, 2014 through December 31, 2014. A discount rate of 5.00% was used for postretirement costs for the year ended December 31, 2014.